Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Balance of other comprehensive income

Balances and changes in valuation adjustments of the Company are as follows:

	Valuation adjustments
	Fair value of cash flow hedging instruments	Fair value of financial instruments	Actuarial gains (losses) of post- employment benefits	Non- controlling shareholders interest change	Total
Balance on December 31, 2015	6,261	1,523	11,169	—	18,953
Changes in fair value of financial instruments	(46,470)	(1,523)	—	—	(47,993)
Income and social contribution taxes on fair value	13,326	—	—	—	13,326
Actuarial losses of post-employment benefits	—	—	(12,435)	—	(12,435)
Income and social contribution taxes on actuarial losses	—	—	4,162	—	4,162

Balance on December 31, 2016	(26,883)	—	2,896	—	(23,987)
Changes in fair value of financial instruments	(2,550)	—	—	—	(2,550)
IRPJ and CSLL on fair value	2,069	—	—	—	2,069
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	—	—	—	197,369	197,369
Actuarial losses of post-employment benefits	—	—	(27,658)	—	(27,658)
IRPJ and CSLL on actuarial losses	—	—	9,581	—	9,581

Balance on December 31, 2017	(27,364)	—	(15,181)	197,369	154,824
Changes in fair value of financial instruments	(326,030)	(273)	—	—	(326,303)
IRPJ and CSLL on fair value	110,058	—	—	—	110,058
Actuarial losses of post-employment benefits	—	—	(2,810)	—	(2,810)
IRPJ and CSLL on actuarial losses	—	—	242	—	242

Balance on December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)

Balance and changes in cumulative translation adjustments

Balance and changes in cumulative translation adjustments of the Company are as follows:

Balance on December 31, 2015	66,925
Translation of foreign subsidiaries, net of IRPJ and CSLL	(59,406)

Balance on December 31, 2016	7,519
Translation of foreign subsidiaries, net of IRPJ and CSLL	45,542

Balance on December 31, 2017	53,061
Translation of foreign subsidiaries, net of IRPJ and CSLL	12,796

Balance on December 31, 2018	65,857

Dividends and Allocation of Net Income

12/31/2018
Net income for the year attributable to shareholders of Ultrapar	1,150,421

Minimum mandatory dividends	575,210
Interim dividends paid (R$ 0.56 per share)	(304,241)

Mandatory dividends payable – Current liabilities	270,969
Additional dividends to the minimum mandatory dividends – equity	109,355

Dividends payable (R$ 0.70 per share)	380,324
Legal reserve (5% of the net income)	57,521
Statutory investments reserve	408,335

Summary of Balances and Changes in Consolidated Dividends Payable

Balances and changes in consolidated dividends payable are as follows:

Balance as of January 1, 2017	320,883
Provisions	961,241
Payments	(940,250)
Expired dividends	(3,029)

Balance as of December 31, 2017	338,845
Provisions	756,952
Payments	(808,603)
Expired dividends	(3,170)

Balance as of December 31, 2018	284,024